                               [Graphic Omitted]



-----------------------------------------------------------
STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND Semiannual report
-----------------------------------------------------------

Managed by Stein Roe & Farnham Incorporated
April 30, 1998








                         -------------------------------
                         Not FDIC      May Lose Value
                         Insured       No Bank Guarantee
                         -------------------------------

--------------------------------------------------------------------------------
                          STEIN ROE ADVISOR TAX-MANAGED
                             GROWTH FUND HIGHLIGHTS
                        NOVEMBER 1, 1997 - APRIL 30, 1998

INVESTMENT OBJECTIVE: Stein Roe Advisor Tax-Managed Growth Fund seeks to maximize long-term capital growth while reducing shareholder exposure to taxes.

THE FUND IS DESIGNED TO OFFER:
  |X] Premier growth management
  [X] A sensitivity to taxes
  [X] The potential for attractive returns before and after taxes

PORTFOLIO MANAGER COMMENTARY: "Our portfolio management strategy not only seeks strong growth potential, but enables long-term investors to invest for higher returns with reduced concern about the tax implications typically associated with successful equity investing."

                         - Mel Hughes and Steve Berman

              STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND PERFORMANCE

                                             CLASS A     CLASS B        CLASS C
--------------------------------------------------------------------------------
   Inception date                            12/30/96    12/30/96       12/30/96
--------------------------------------------------------------------------------
   Six-month total returns, assuming          17.86%      17.47%         17.39%
   reinvestment of all distributions
   and no sales charge or contingent
   deferred sales charge (CDSC)
--------------------------------------------------------------------------------
   Net asset value per share on 4/30/98       $14.19      $14.05         $14.04
--------------------------------------------------------------------------------

Top Five Holdings (as of 4/30/98)(1)      Top Five Sectors (as of 4/30/98)(1)
--------------------------------------    --------------------------------------
1.  Pfizer, Inc. ..............   2.7%    1.  Consumer Non-cyclical .....    27%
2.  Eli Lilly & Co. ...........   2.7%    2.  Financial .................    24%
3.  United Healthcare Corp. ...   2.7%    3.  Consumer Cyclical .........    16%
4.  Ecolab, Inc. ..............   2.6%    4.  Technology ................    14%
5.  BankAmerica Corp. .........   2.6%    5.  Industrial ................    11%

(1) Holdings are calculated as a percentage of total net assets. Sectors are calculated as a percentage of total equity investments. The sector classifications used on this page are based upon Stein Roe's defined criteria. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget.

    Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these sectors in the future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                     ---------------------------

                                                     [Photo of Harold W. Cogger]

                                                     ---------------------------

I am pleased to present the semiannual report for the Stein Roe Advisor Tax-Managed Growth Fund. This report provides information on the investment environment and discusses the Fund's performance for the six-month period ended April 30, 1998.

The economic environment we've enjoyed over the past six months was a healthy one for corporate America. With low interest rates, low unemployment and low inflation, companies within a variety of industries continued to prosper. As the U.S. stock market reached new heights during this period, the Fund's management team continued to find strong growth opportunities in various segments of the market. At the same time, the Fund was successful in pursuing its tax-efficient strategy -- providing positive investment returns without realizing net capital gains during the period.

While the stock prices of many U.S. companies are trading at historical highs, we remain optimistic that stocks of larger, well-established growth companies will continue to provide attractive opportunities for investors. Going forward, it will become increasingly important to identify companies with dominant market share and superior management teams. Stein Roe Advisor Tax-Managed Growth Fund remains a viable choice for long-term investors who are interested in pursuing strong growth potential while minimizing taxable gains.

Effective February 28, 1998, the Fund's name changed from Colonial Tax-Managed Growth Fund to Stein Roe Advisor Tax-Managed Growth Fund. This name change does not affect the Fund's objective or management style, but more clearly identifies Stein Roe & Farnham as the Fund's manager.

More detailed information about the Fund, its performance and the companies in which it has invested appear on the following pages. Thank you for choosing Stein Roe Advisor Tax-Managed Growth Fund and for the opportunity to serve your investment needs.

    Respectfully,

/s/ Harold W. Cogger
    Harold W. Cogger
    President
    June 9, 1998

Because market conditions change frequently, there can be no assurance that the trends described in this report will continue.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGEMENT REPORT

-----------------------  -----------------------

[Photo of Mel Hughes]    [Photo of Steve Berman]

-----------------------  -----------------------

MEL HUGHES and STEVE BERMAN are senior equity analysts at Stein Roe & Farnham Incorporated and members of the nine-person investment management team for Stein Roe Advisor Tax-Managed Growth Fund.

A FAVORABLE ECONOMIC ENVIRONMENT OFFERED STRONG GROWTH OPPORTUNITIES
Over the six-months ended April 30, 1998, U.S. equity markets continued their climb, particularly during the last four months of the period. With strong domestic economic growth, low inflation and low interest rates, money continued to flow into the equity market. Together, these factors helped drive stock valuations to historical highs during the period. For this same period, Stein Roe Advisor Tax-Managed Growth Fund produced a 17.9% total return for Class A shares, based on net asset value.

BUILDING A PORTFOLIO OF ATTRACTIVE GROWTH STOCKS
In general, we've kept our core fund holdings focused primarily on quality growth stocks of larger companies. Between 60%-80% of the portfolio is typically invested in large-cap stocks. The remainder is a blend of small- and mid-cap opportunity stocks which have the potential to surprise investors with positive market activity. When considering adding a stock of any size company to the portfolio, we continue to look for three key factors: strong or improving fundamentals, superior earnings growth potential and reasonable market valuations.

With a team of nine analysts, each concentrating on a particular sector of the economy, we build the portfolio using detailed, bottom-up analysis. Our analysts conduct fundamental research, carefully examining individual companies. This active management style encourages each analyst to present what they believe are the best opportunities their sector has to offer, enabling us to create a focused portfolio of attractive growth stocks.

STRONG PERFORMANCE WITHIN A VARIETY OF SECTORS
As the period came to a close, the portfolio was overweighted in the financial services, healthcare and consumer sectors, where we continued to find attractive growth opportunities in the banking, retail, managed care and pharmaceutical industries. A variety of stocks in the portfolio performed well. United Healthcare, a dominant player in the managed care industry, rose 41% in the first four months of 1998. In the pharmaceutical industry, Alza performed well, appreciating 51% during the first four months of 1998. Alza (2.5% of total net assets) is a company that once focused primarily on reformulating existing drugs and is now in the early stages of developing and marketing its own line of drugs. With a steady flow of new drugs, faster FDA approvals and increasing demand from an aging population, pharmaceuticals should remain an attractive segment of the market.

Healthy consumer spending, buoyed by strong real wage growth and low unemployment, has also fueled growth in the retail industry. Dollar General (2.5% of total net assets) is a rapidly growing niche retailer. Dollar General operates a chain of small neighborhood discount stores that cater to lower-income consumers -- a market segment that is not well served by the larger retailers. With its low cost structure, discount prices and convenient store locations, Dollar General has compiled an enviable growth record. Future new store expansion opportunities appear very attractive. In addition to entering new states, the company has plans in place to double its number of stores in the 24 states it currently operates.

Finally, the financial services sector continued to offer attractive growth potential. The consolidation that has been taking place has created greater efficiencies within many organizations. Low interest rates and strong consumer spending are positives for consumer lending, as people are buying more and loan delinquencies are moderating. Future earnings growth for many companies appears sustainable. U.S. Bancorp (2.3% of total net assets) is a high quality regional bank with excellent projected earnings growth and a very efficient operation. Witnessing the pattern of acquisitions they've made over the last few years and the potential for it to continue, we view U.S. Bancorp as an excellent holding for the foreseeable future.

ADDING VALUE THROUGH DEDICATED TAX-MANAGEMENT
Stein Roe Advisor Tax-Managed Growth Fund continues to be one of the few funds managed for attractive returns both before and after taxes. While pre-tax return is always a focus, we consider the tax impact to shareholders on every portfolio transaction. The Fund uses various techniques to manage taxable distributions to shareholders. First, we focus on stocks offering strong long-term growth prospects. Second, we selectively sell stocks in the portfolio in order to realize capital losses that could offset current or future realized capital gains. Third, when selling a stock, we try to sell our highest cost shares first -- helping to reduce any realized capital gains. We have a number of other tax-management techniques at our disposal, but these are the most commonly used. We're pleased to report that for the six-month period ended April 30, 1998, the Fund did not distribute any taxable gains or dividend income to shareholders.

CAREFUL STOCK SELECTION IS MORE IMPORTANT THAN EVER
While it would be difficult for domestic equity markets to perform in the strong manner they have for the last few years, the current economic environment still favors stocks, and our long-term outlook remains positive. Entering the second half of the Fund's fiscal year, we plan to continue our strategy of holding a core group of large, quality growth stocks while remaining dedicated to tax-efficient investing. We'll also continue to seek companies that offer above-average underlying fundamentals and leading market positions with sustainable competitive advantages.
--------------------------------------------------------------------------------

                  STEIN ROE ADVISOR TAX-MANAGED GROWTH FUND VS.
                 THE STANDARD & POOR'S 500 INDEX CHANGE IN VALUE
                       of $10,000 from 12/31/96 - 4/30/98
                       CLASS A SHARES BASED ON NAV AND POP

As of Date                     NAV              POP           S&P 500
-------------                 ------          ------          -------
December 31, 1996             10,000          10,000          10,000
January 31, 1997              10,428           9,829          10,624
February 28, 1997             10,269           9,678          10,708
March 31, 1997                 9,711           9,153          10,269
April 30, 1997                10,000           9,425          10,881
May 31, 1997                  10,767          10,148          11,546
June 30, 1997                 11,285          10,636          12,060
July 31, 1997                 12,181          11,481          13,019
August 31, 1997               11,643          10,974          12,290
September 30, 1997            12,400          11,687          12,963
October 31, 1997              11,992          11,302          12,531
November 30, 1997             12,271          11,565          13,110
December 31, 1997             12,440          11,725          13,335
January 31, 1998              12,679          11,950          13,482
February 28, 1998             13,556          12,776          14,454
March 31, 1998                14,143          13,330          15,194
April 30, 1998                14,133          13,321          15,349

                          VALUE OF A $10,000 INVESTMENT
                           MADE ON 12/31/96 AT 4/30/98
--------------------------------------------------------------------------------
    CLASS A SHARES              CLASS B SHARES               CLASS C SHARES
  NAV           POP           NAV           W/CDSC          NAV          W/CDSC
--------------------------------------------------------------------------------
$14,133       $13,321       $14,008        $13,608        $13,998        $13,998

                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 4/30/98

--------------------------------------------------------------------------------
                     CLASS A SHARES         CLASS B SHARES       CLASS C SHARES
INCEPTION               12/30/96              12/30/96              12/30/96
                    NAV         POP        NAV        w/CDSC      NAV    w/CDSC
--------------------------------------------------------------------------------
1 year             41.33%      33.21%     40.22%      35.22%     40.12%   39.12%
Life               29.22       23.61      28.26       25.49      28.19    28.19

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of U.S. stock market securities. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and are not professionally managed.

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect charges of 5% for one year and 4% since inception for Class B shares; and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

For information on additional share classes, refer to the Financial Highlights in the back of this report or call 1-800-345-6611.
--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                    APRIL 30, 1998 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 91.7%                      COUNTRY        SHARES        VALUE
-------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 22.8%
  DEPOSITORY INSTITUTIONS - 11.7%
  Banc One Corp.                                              43       $  2,522
  BankAmerica Corp.                                           42          3,536
  Chase Manhattan Corp.                                       24          3,284
  Citicorp                                                    23          3,401
  U.S. Bancorp                                                26          3,239
                                                                       --------
                                                                         15,982
                                                                       --------
  INSURANCE CARRIERS - 9.3%
  Allstate Corp.                                              27          2,570
  Nationwide Financial Services, Class A                      75          3,249
  United Healthcare Corp.                                     53          3,709
  Washington Mutual, Inc.                                     48          3,349
                                                                       --------
                                                                         12,877
                                                                       --------
  NONDEPOSITORY CREDIT INSTITUTIONS - 1.8%
  Federal National Mortgage Association                       43          2,545
                                                                       --------

 ...............................................................................
MANUFACTURING - 42.4%
  CHEMICALS & ALLIED PRODUCTS - 15.9%
  Alza Corp. (a)                                              73          3,475
  Ecolab, Inc.                                               113          3,568
  Eli Lilly & Co.                                             54          3,729
  Monsanto Co.                                                54          2,855
  Pfizer, Inc.                                                33          3,790
  Procter & Gamble Co.                                        24          1,989
  SmithKline Beecham - Sponsored ADR       UK                 43          2,573
                                                                       --------
                                                                         21,979
                                                                       --------
  COMMUNICATIONS EQUIPMENT - 3.8%
  Motorola, Inc.                                              42          2,325
  Telefonakteibolaget L.M. Ericsson ADR    Sw                 58          2,963
                                                                       --------
                                                                          5,288
                                                                       --------
  ELECTRICAL INDUSTRIAL EQUIPMENT - 4.2%
  Emerson Electric Co.                                        16            999
  General Electric Co.                                        16          1,328
  Hubbell, Inc., Class B                                      69          3,417
                                                                       --------
                                                                          5,744
                                                                       --------
  ELECTRONIC COMPONENTS - 4.4%
  Analog Devices, Inc. (a)                                    73       $  2,835
  Intel Corp.                                                 40          3,265
                                                                       --------
                                                                          6,100
                                                                       --------
  FABRICATED METAL - 1.8%
  Gillette Co.                                                21          2,470
                                                                       --------
  FOOD & KINDRED PRODUCTS - 3.2%
  Nabisco Holdings Corp.                                      52          2,462
  Philip Morris Co., Inc.                                     53          1,989
                                                                       --------
                                                                          4,451
                                                                       --------
  MACHINERY & COMPUTER EQUIPMENT - 4.0%
  Cisco Systems, Inc. (a)                                     42          3,109
  U.S. Filter Corp. (a)                                       74          2,398
                                                                       --------
                                                                          5,507
                                                                       --------
  MEASURING & ANALYZING INSTRUMENTS - 2.5%
  Medtronic, Inc.                                             67          3,515
                                                                       --------
  TRANSPORTATION EQUIPMENT - 2.6%
  Lear Corp. (a)                                              66          3,524
                                                                       --------

 ...............................................................................
MINING & ENERGY - 3.0%
CRUDE PETROLEUM & NATURAL GAS - 1.8%
  Ocean Energy, Inc. (a)                                     104          2,542
                                                                       --------
  OIL & GAS FIELD SERVICES - 1.2%
  Schlumberger Ltd.                                           20          1,674
                                                                       --------

 ...............................................................................
RETAIL TRADE - 6.8%
  BUILDING, HARDWARE & GARDEN SUPPLY - 2.4%
  Home Depot, Inc.                                            48          3,335
                                                                       --------
  GENERAL MERCHANDISE STORES - 4.4%
  Dollar General Corp.                                        92          3,468
  Wal-Mart Stores, Inc.                                       52          2,644
                                                                       --------
                                                                          6,112
                                                                       --------
 ...............................................................................
SERVICES - 7.6%
  AUTO REPAIR, RENTAL & PARKING - 2.2%
  Hertz Corp., Class A                                        74       $  3,046
                                                                       --------
  BUSINESS SERVICES - 1.6%
  Cendant Corp. (a)                                           87          2,172
                                                                       --------
  PERSONAL SERVICES - 3.8%
  Service Corp. International                                 57          2,368
  Stewart Enterprises, Inc.                                  112          2,884
                                                                       --------
                                                                          5,252
                                                                       --------

 ...............................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 9.1%
  BROADCASTING - 5.6%
  CBS Corp.                                                   82          2,904
  Clear Channel Communications, Inc. (a)                      31          2,922
  Heftel Broadcasting Corp., Class A (a)                      45          1,952
                                                                       --------
                                                                          7,778
                                                                       --------
  RAILROAD - 1.6%
  Wisconsin Central Transportation Corp. (a)                  91          2,232
                                                                       --------
  TELECOMMUNICATION - 1.9%
  WorldCom, Inc. (a)                                          61          2,605
                                                                       --------

TOTAL COMMON STOCKS (cost of $105,390) (b)                              126,730
                                                                       --------

SHORT-TERM OBLIGATIONS - 9.3%                                PAR
-------------------------------------------------------------------------------
  Repurchase agreement with ABN AMRO Chicago Corp.,
  dated 04/30/98 due 05/01/98 at 5.520% collateralized
  by U.S. Treasury notes and bill with various
  maturities to 2021, market value $15,583 (repurchase
  proceeds $12,879).                                    $ 12,877         12,877

OTHER ASSETS & LIABILITIES - (1.0)%                                      (1,374)
-------------------------------------------------------------------------------

NET ASSETS - 100%                                                      $138,233
                                                                       ========

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for federal income tax purposes is $105,554.



Summary of Securities by Country            Country     Value      % of Total
-------------------------------------------------------------------------------
United States                                          $ 121,194           95.6
Sweden                                     Sw              2,963            2.4
United Kingdom                             UK              2,573            2.0
                                                       ---------          -----
                                                       $ 126,730          100.0
                                                       =========          =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

     Acronym                                   Name
     -------                                   ----
       ADR                         American Depositary Receipt

          STATEMENT OF ASSETS & LIABILITIES
              APRIL 30, 1998 (UNAUDITED)



(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $105,390)                                 $126,730
Short-term obligations                                                 12,877
                                                                     --------
                                                                      139,607
Receivable for:
  Fund shares sold                                       $ 2,714
  Investments sold                                         1,082
  Dividends                                                   54
  Expense reimbursement due
   from Adviser/Administrator                                 90
Other                                                         62        4,002
                                                         -------     --------
    Total Assets                                                      143,609

LIABILITIES
Payable for:
  Investments purchased                                    4,140
  Fund shares repurchased                                  1,015
Accrued:
  Management fee                                              56
  Distribution fee - Class B                                  49
  Distribution fee - Class C                                   8
  Distribution fee - Class F                                   1
  Distribution fee - Class H                                   2
  Administration fee                                          44
  Service fee                                                 28
  Transfer agent fee                                          27
  Bookkeeping fee                                              5
Other                                                          1
                                                         -------
    Total Liabilities                                                   5,376
                                                                     --------

NET ASSETS                                                           $138,233
                                                                     ========

Net asset value & redemption price per share -
  Class A ($35,095/2,473)                                            $  14.19
                                                                     ========

Maximum offering price per share - Class A
  ($14.19/0.9425)                                                    $  15.06(a)
                                                                     ========

(a) On sales of $50,000 or more the offering  price is reduced.

Net asset value & offering price per share -
Class B ($82,123/5,847)                                             $   14.05(b)
                                                                     ========

Net asset value & offering price per share -
Class C ($14,288/1,017)                                             $   14.04(b)
                                                                     ========

Net asset value & redemption price per share -
Class E ($597/42)                                                   $   14.17
                                                                     ========

Maximum offering price per share - Class E
($14.17/0.9500)                                                     $   14.92(a)
                                                                     ========

Net asset value & offering price per share -
Class F ($825/59)                                                   $   14.05(b)
                                                                     ========

Net asset value & redemption price
per share - Class G ($2,679/189)                                    $   14.19
                                                                     ========

Maximum offering price per share - Class G
($14.19/0.9550)                                                     $   14.86(a)
                                                                     ========

Net asset value & offering price per share -
Class H ($2,626/187)                                                $   14.05(b)
                                                                     ========

COMPOSITION OF NET ASSETS
Capital paid in                                                     $ 118,525
Accumulated net realized loss                                          (1,632)
Net unrealized appreciation                                            21,340
                                                                    ---------
                                                                    $ 138,233
                                                                    =========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS

                                   (UNAUDITED)
(in thousands)
INVESTMENT INCOME
Dividends                                                             $   401
Interest                                                                  197
                                                                      -------
      Total Investment Income (net of nonrebatable
      foreign taxes withheld at source which
      amounted to $5)                                                     598

EXPENSES
Management fee                                            $  279
Administration fee                                           190
Service fee                                                  122
Distribution fee - Class B                                   213
Distribution fee - Class C                                    36
Distribution fee - Class E                                    (a)
Distribution fee - Class F                                     2
Distribution fee - Class G                                     1
Distribution fee - Class H                                     7
Transfer agent fee                                           121
Bookkeeping fee                                               21
Trustees fee                                                   2
Custodian fee                                                  9
Audit fee                                                     12
Legal fee                                                      2
Registration fee                                               8
Reports to shareholders                                        1
Other                                                          5
                                                          ------
                                                           1,031
Fees waived by the Adviser/
 Administrator                                               (47)         984
                                                          ------      -------
       Net Investment Loss                                               (386)
                                                                      -------

NET  REALIZED &  UNREALIZED  GAIN (LOSS) ON  PORTFOLIO POSITIONS
Net realized  loss  (1,054)
Net unrealized appreciation during the period             16,523
                                                          ------
       Net Gain                                                        15,469
                                                                      -------
Increase in Net Assets from Operations                                $15,083
                                                                      =======



(a) Rounds to less than one.



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                   (Unaudited)
                                                Six months ended    Period ended
(in thousands)                                      April 30         October 31
                                                ----------------    ------------
INCREASE (DECREASE) IN NET ASSETS                      1998           1997(a)(b)
Operations:
Net investment loss                                 $   (386)        $    (25)
Net realized loss                                     (1,054)            (578)
Net unrealized appreciation                           16,523            4,810
                                                    --------         --------
    Net Increase from Operations                      15,083            4,207
                                                    --------         --------
Fund Share Transactions:
Receipts for shares sold - Class A                    16,865           16,100
Cost of shares repurchased - Class A                  (2,892)            (615)
                                                    --------         --------
                                                      13,973           15,485
                                                    --------         --------
Receipts for shares sold - Class B                    36,658           36,603
Cost of shares repurchased - Class B                  (1,821)            (747)
                                                    --------         --------
                                                      34,837           35,856
                                                    --------         --------
Receipts for shares sold - Class C                     7,392            5,703
Cost of shares repurchased - Class C                    (497)             (90)
                                                    --------         --------
                                                       6,895            5,613
                                                    --------         --------
Receipts for shares sold - Class E                       193              224
Cost of shares repurchased - Class E                     (20)             -
                                                    --------         --------
                                                         173              224
                                                    --------         --------
Receipts for shares sold - Class F                       309              277
Cost of shares repurchased - Class F                      (8)             -
                                                    --------         --------
                                                         301              277
                                                    --------         --------
Receipts for shares sold - Class G                     1,125            1,067
Cost of shares repurchased - Class G                     (54)             -
                                                    --------         --------
                                                       1,071            1,067
                                                    --------         --------
Receipts for shares sold - Class H                     1,172              991
Cost of shares repurchased - Class H                      (c)             -
                                                    --------         --------
                                                       1,172              991
                                                    --------         --------
   Net Increase from Fund Share Transactions          58,422           59,513
                                                    --------         --------
        Total Increase                                73,505           63,720
NET ASSETS
Beginning of period                                   64,728            1,008
                                                    --------         --------
End of period (net of accumulated net
  investment loss of $0 and $0, respectively)       $138,233         $ 64,728
                                                    ========         ========


(a) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(b) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(c) Rounds to less than one.

See notes to financial statements.

                                                   (Unaudited)
                                                Six months ended    Period ended
(in thousands)                                      April 30         October 31
                                                ----------------    ------------
                                                       1998           1997(a)(b)
NUMBER OF FUND SHARES
Sold - Class A                                         1,264            1,437
Repurchased - Class A                                   (215)             (53)
                                                    --------         --------
                                                       1,049            1,384
                                                    --------         --------
Sold - Class B                                         2,773            3,269
Repurchased - Class B                                   (141)             (64)
                                                    --------         --------
                                                       2,632            3,205
                                                    --------         --------
Sold - Class C                                           559              493
Repurchased - Class C                                    (37)              (8)
                                                    --------         --------
                                                         522              485
                                                    --------         --------
Sold - Class E                                            15               19
Repurchased - Class E                                     (2)             -
                                                    --------         --------
                                                          13               19
                                                    --------         --------
Sold - Class F                                            24               25
Repurchased - Class F                                     (c)             -
                                                    --------         --------
                                                          24               25
                                                    --------         --------
Sold - Class G                                            86               97
Repurchased - Class G                                     (4)             -
                                                    --------         --------
                                                          82               97
                                                    --------         --------
Sold - Class H                                            90               87
Repurchased - Class H                                     (c)             -
                                                    --------         --------
                                                          90               87
                                                    --------         --------


(a) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(b) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(c) Rounds to less than one.

See notes to financial statements.

                      NOTES TO FINANCIAL STATEMENTS
                       APRIL 30, 1998 (UNAUDITED)

NOTE 1.  INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Stein Roe Advisor Tax-Managed Growth Fund (the
Fund), formerly Colonial Tax-Managed Growth Fund, a series of Colonial Trust I, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to maximize long-term capital growth while reducing shareholder exposure to taxes. The Fund may issue an unlimited number of shares. The Fund offers seven classes of shares: Class A, Class B, Class C, Class E, Class F, Class G and Class H. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class E, Class F, Class G and Class H shares are trust shares. Class E and Class G shares are sold with a front-end sales charge and are subject to an annual distribution fee and Class F and Class H shares are subject to an annual distribution fee and a contingent deferred sales charge. Class F and Class H shares will convert to Class E and Class G shares, respectively, after they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than applicable 12b-1 fees) (see Note 3: Underwriting discounts, service and distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using average shares outstanding during the period. Net investment income per share data reflects the distribution fee per share where applicable.

Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee where applicable.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Stein Roe & Farnham, Inc. (the Adviser) is the investment Adviser of the Fund and receives a monthly fee equal to 0.60% annually of the Fund's average net assets.

ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator), an affiliate of the Adviser, provides accounting and other services for a monthly fee equal to 0.40% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended April 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $85,014 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $46,196, $2,856, none, and none on Class B, Class C, Class F and Class H share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B, Class C, Class F and Class H shares; 0.10% of the average net assets attributable to Class E shares; and up to 0.25% of average net assets attributable to Class G shares. The actual fee with respect to Class G shares will be 0.10% on Class G assets attributable to shares outstanding for less than five years and 0.25% on Class G assets attributable to shares outstanding five years or more.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the first $100 million of the Fund's average net assets and 1.50% annually thereafter.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

INVESTMENT ACTIVITY: During the six months ended April 30, 1998, purchases and sales of investments, other than short-term obligations, were $63,859,431 and $13,045,276, respectively.

Unrealized appreciation (depreciation) at April 30, 1998, based on cost of investments for federal income tax purposes was:

                 Gross unrealized appreciation       $22,556,557
                 Gross unrealized depreciation        (1,380,535)
                                                     -----------
                    Net unrealized appreciation      $21,176,022
                                                     ===========

CAPITAL LOSS CARRYFORWARDS: At October 31, 1997, capital loss carry-forwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                          Capital loss
                 expiration                         carryforward
                 ------------                      ---------------
                    2005                               $ 559,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4.  OTHER OPERATIONAL AND CAPITAL ACTIVITY
--------------------------------------------------------------------------------
For the period December 16, 1996 through December 30, 1996, the Fund had net investment income of $1,054 and unrealized appreciation of $6,829. The following is a summary of capital activity from December 16, 1996 through December 30, 1996.

                                                                 Shares
Receipts for shares sold - Class A          $  400,000           40,000
Receipts for shares sold - Class B          $  100,000           10,000
Receipts for shares sold - Class C          $  100,000           10,000
Receipts for shares sold - Class E          $  100,000           10,000
Receipts for shares sold - Class F          $  100,000           10,000
Receipts for shares sold - Class G          $  100,000           10,000
Receipts for shares sold - Class H          $  100,000           10,000

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the period ended April 30, 1998.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding  throughout the period is as follows:
                                                            (Unaudited)
                                                     Six months ended April 30
                                         -------------------------------------------------
                                                               1998
                                          Class A       Class B      Class C      Class E
                                         --------      --------     --------      --------
Net asset value - Beginning of period    $ 12.040      $ 11.960     $ 11.960      $ 12.020
                                         --------      --------     --------      --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)        (0.017)       (0.066)      (0.066)       (0.024)
Net realized and unrealized gain            2.167         2.156        2.146         2.174
                                         --------      --------     --------      --------
   Total from Investment Operations         2.150         2.090        2.080         2.150
                                         --------      --------     --------      --------
Net asset value - End of period          $ 14.190      $ 14.050     $ 14.040      $ 14.170
                                         ========      ========     ========      ========
Total return (c)(d)(e)                     17.86%        17.47%       17.39%        17.89%
                                         ========      ========     ========      ========

RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                             1.50%         2.25%        2.25%         1.60%
Net investment income (loss) (f)(g)       (0.26)%       (1.01)%      (1.01)%       (0.36)%
Fees and expenses waived or borne by
  the Adviser/Administrator (f)(g)          0.10%         0.10%        0.10%         0.10%
Portfolio turnover (e)                        15%           15%          15%           15%
Average commission rate                  $ 0.0621      $ 0.0621     $ 0.0621      $ 0.0621
Net assets at end of period (000)        $ 35,095      $ 82,123     $ 14,288      $    597


(a) Net of fees and expenses waived or borne by the Adviser/Administrator
    which amounted to:                    $ 0.006       $ 0.006      $ 0.006       $ 0.006
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

                                                           (Unaudited)
                                                    Six months ended April 30
                                         ------------------------------------------------
                                                               1998
                                          Class F             Class G              Class H
                                         --------            --------             --------
Net asset value - Beginning of period    $ 11.970            $ 12.040             $ 11.960
                                         --------            --------             --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)        (0.066)             (0.024)              (0.067)
Net realized and unrealized gain            2.146               2.174                2.157
                                         --------            --------             --------
   Total from Investment Operations         2.080               2.150                2.090
                                         --------            --------             --------
Net asset value - End of period          $ 14.050            $ 14.190             $ 14.050
                                         ========            ========             ========
Total return (c)(d)(e)                     17.38%              17.86%               17.47%
                                         ========            ========             ========

RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                             2.25%               1.60%                2.25%
Net investment income (loss)(f)(g)        (1.01)%             (0.36)%              (1.01)%
Fees and expenses waived or borne by
  the Adviser/Administrator (f)(g)          0.10%               0.10%                0.10%
Portfolio turnover (e)                        15%                 15%                  15%
Average commission rate                  $ 0.0621            $ 0.0621             $ 0.0621
Net assets at end of period (000)        $    825            $  2,679             $  2,626

                                         $  0.006            $  0.006             $  0.006

                               FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding  throughout the period is as follows:

                                                    Period ended October 31
                                         ------------------------------------------------
                                                             1997 (b)
                                          Class A       Class B     Class C (c)   Class E
                                         --------      --------     --------      --------
Net asset value - Beginning of period    $ 10.080      $ 10.080     $ 10.080      $ 10.080
                                         --------      --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(d)         0.040        (0.032)      (0.032)        0.030
Net realized and unrealized gain            1.920         1.912        1.912         1.910
                                         --------      --------     --------      --------
   Total from Investment Operations         1.960         1.880        1.880         1.940
                                         --------      --------     --------      --------
Net asset value - End of period          $ 12.040      $ 11.960     $ 11.960      $ 12.020
                                         ========      ========     ========      ========
Total return (e)(f)(g)                     19.44%        18.65%       18.65%        19.25%
                                         ========      ========     ========      ========
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                             1.50%         2.25%        2.25%         1.60%
Net investment income (loss) (h)(i)         0.39%        (0.36)%      (0.36)%        0.29%
Fees and expenses waived or borne by
  the Adviser/Administrator (h)(i)          0.98%         0.98%        0.98%         0.98%
Portfolio turnover (g)                        51%           51%          51%           51%
Average commission rate                   $ 0.0564      $ 0.0564     $ 0.0564      $ 0.0564
Net assets at end of period (000)         $ 17,142      $ 38,452      $ 5,923         $ 346


(a) Net of fees and expenses waived or borne by the Adviser/Administrator
    which amounted to:                    $ 0.096       $ 0.096      $ 0.096       $ 0.096
(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and
    Exchange Commission.
(c) Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

                               FINANCIAL HIGHLIGHTS - CONT.

                                                        Period ended October 31
                                         ------------------------------------------------
                                                               1997 (b)
                                          Class F             Class G              Class H
                                         --------            --------             --------
Net asset value - Beginning of period    $ 10.080            $ 10.080             $ 10.080
                                         --------            --------             --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(d)        (0.032)              0.030               (0.032)
Net realized and unrealized gain            1.922               1.930                1.912
                                         --------            --------             --------
   Total from Investment Operations         1.890               1.960                1.880
                                         --------            --------             --------
Net asset value - End of period          $ 11.970            $ 12.040             $ 11.960
                                         ========            ========             ========
Total return (e)(f)(g)                     18.75%              19.44%               18.65%
                                         ========            ========             ========

RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                             2.25%               1.60%                2.25%
Net investment income (loss)(h)(i)        (0.36)%               0.29%              (0.36)%
Fees and expenses waived or borne by
  the Adviser/Administrator (h)(i)          0.98%               0.98%                0.98%
Portfolio turnover (g)                        51%                 51%                  51%
Average commission rate                  $ 0.0564            $ 0.0564             $ 0.0564
Net assets at end of period (000)        $    421             $ 1,288             $  1,156

                                         $  0.096             $ 0.096             $  0.096

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information .............   press 1

For account information ..............................................   press 2

To speak to a service representative .................................   press 3

For yield and total return information ...............................   press 4

For duplicate statements or new supply of checks .....................   press 5

To order duplicate tax forms and year-end statements .................   press 6
(February through May)

To review your options at any time during your call ..................   press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Financial Investments, call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

LIBERTY FINANCIAL INVESTMENTS INVESTOR OPPORTUNITIES: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Stein Roe Advisor Tax-Managed Growth Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Stein Roe Advisor Tax-Managed Growth Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Stein Roe Advisor Tax-Managed Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of Liberty Financial Investments' Performance Update.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)



[Logo] LIBERTY FINANCIAL INVESTMENTS, INC. (C)1998
       Distributor for Colonial Funds, Stein Roe Advisor Funds and Newport Funds One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us at www.libertyfunds.com

                                                   MG-03/246F-0498 (6/98) 98/577
--------------------------------------------------------------------------------